S000008096 [Member] Investment Strategy - SA JPMorgan Global Equities Portfolio	Jul. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]
The Portfolio attempts to achieve its goal by investing primarily in equity securities of companies anywhere in the world, with a focus on the constituent countries and securities of the MSCI World Index (net), which tracks the performance of large and mid-cap companies across 23 developed markets worldwide.
Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities. The Portfolio’s subadviser may invest in all types of equity securities (which may be denominated in foreign currencies) including, but not limited to, common stock, preferred stock, securities convertible into common stock, real estate investment trusts (“REITs”), stapled securities, warrants, rights, and as applicable, depository receipts for these securities.
The Portfolio invests in securities issued throughout the world, allocating investments across different countries and regions. The Portfolio will invest in both domestic and foreign securities. The subadviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-
party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer’s domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors.
The Portfolio’s strategy is implemented by the subadviser in a risk-controlled manner and in doing so may invest in stocks that are deemed “value” or “growth.” The subadviser will focus on excess returns relative to the MSCI World Index (net) by monitoring country, region, and sector weights within the Portfolio, while seeking to outperform the MSCI World Index (net) through fundamental research and individual security selection. The subadviser uses fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments. The subadviser does not place any emphasis on dividends or interest income except when income may have a favorable influence on the market value of the security. When allocating investments among countries and regions, the subadviser considers the size of the market in each country and region relative to the size of the market as reflected in the MSCI World Index (net).
The subadviser may engage in frequent and active trading of portfolio securities.
In the normal course of managing the Portfolio, a portion of the assets may be invested by the subadviser in domestic and foreign government obligations and money market securities (including reverse repurchase transactions).
The Portfolio may temporarily hold funds in foreign currencies and the subadviser will consider potential changes in exchange rates when investing.